CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Income / (loss) before tax		$ (4,259)	$ 9,292	$ 18,874
Depreciation, amortisation and net impairment losses		15,235	13,204	9,249
Exploration expenditures written off		2,506	777	357
(Gains) losses on foreign currency transactions and balances		646	(224)	166
(Gains) losses on sales of assets and businesses		18	(1,187)	(648)
(Increase) decrease in other items related to operating activities		918	1,016	(526)
(Increase) decrease in net derivative financial instruments		(451)	(595)	409
Interest received		162	215	176
Interest paid		(730)	(723)	(441)
Cash flows provided by operating activities before taxes paid and working capital items		14,045	21,776	27,615
Taxes paid		(3,134)	(8,286)	(9,010)
(Increase) decrease in working capital		(524)	259	1,090
Cash flows provided by operating activities		10,386	13,749	19,694
Cash flows from (used in) investing activities [abstract]
Cash used in business combinations	[1]	0	(2,274)	(3,557)
Capital expenditures and investments		(8,476)	(10,204)	(11,367)
(Increase) decrease in financial investments		(3,703)	(1,012)	1,358
(Increase) decrease in derivatives financial instruments		(620)	298	238
(Increase) decrease in other items interest bearing		202	(10)	343
Proceeds from sale of assets and businesses		505	2,608	1,773
Cash flows used in investing activities		(12,092)	(10,594)	(11,212)
Cash flows from (used in) financing activities [abstract]
New finance debt		8,347	984	998
Repayment of finance debt		(3,332)	(2,419)	(2,875)
Dividend paid		(2,330)	(3,342)	(2,672)
Share buy-back		(1,059)	(442)	0
Net current finance debt and other		1,365	(277)	(476)
Cash flows provided by (used in) financing activities		2,991	(5,496)	(5,024)
Net increase (decrease) in cash and cash equivalents		1,285	(2,341)	3,458
Effect of exchange rate changes on cash and cash equivalents		294	(38)	(292)
Cash and cash equivalents at the beginning of the period (net of overdraft)		5,177	7,556	4,390
Cash and cash equivalents at the end of the period (net of overdraft)		$ 6,757	$ 5,177	$ 7,556

[1]	Net after cash and cash equivalents acquired.